Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes
The provision for income taxes is as follows:

($ millions)	2019	2018
Current tax:
Canada	0.2	—
Luxembourg	0.2	0.3
Current tax expense	0.4	0.3
Deferred tax expense (recovery):
Canada	(225.6)	(690.5)
United States	66.2	(248.3)
Deferred tax recovery	(159.4)	(938.8)
Income tax recovery	(159.0)	(938.5)

Disclosure of reconciliation of income taxes calculated at the Canadian statutory rate with recorded income taxes
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions)	2019	2018
Net income (loss) before tax	(1,192.3)	(3,555.4)
Statutory income tax rate	26.81%	27.00%
Expected provision for income taxes	(319.7)	(960.0)
Change in corporate tax rates and tax rate variance	18.6	—
Tax rates in foreign jurisdictions	(5.3)	13.9
Restricted share bonus plan	3.9	1.8
Change in recognition of deferred tax assets	108.3	(1.1)
Recognition of capital gain on intercompany debt	18.5	—
Non-deductible capital losses	4.3	0.6
Non-deductible impairment of goodwill	3.5	2.1
Other	8.9	4.2
Income tax recovery	(159.0)	(938.5)

Disclosure of net deferred tax liabilities
The net deferred income tax assets (liabilities) are expected to be settled in the following periods:

($ millions)	2019	2018
Deferred income tax:
To be settled within one year	3.5	(57.9)
To be settled beyond one year	741.8	660.2
Deferred income tax	745.3	602.3
The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2019	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2019
Deferred income tax assets:
Decommissioning liability	329.6	—	(38.4)	291.2
Income tax losses carried forward	918.1	—	14.5	932.6
Share issue costs	5.3	—	(2.8)	2.5
Risk management contracts	—	—	4.7	4.7
Lease liabilities	—	58.4	(11.9)	46.5
Other	16.3	(35.3)	25.6	6.6
	1,269.3	23.1	(8.3)	1,284.1
Deferred income tax liabilities:
Property, plant and equipment	(633.9)	—	158.0	(475.9)
Risk management contracts	(33.1)	—	17.1	(16.0)
ROU asset	—	(39.5)	7.8	(31.7)
Other	—	—	(15.2)	(15.2)
	(667.0)	(39.5)	167.7	(538.8)
Net deferred income tax assets (liabilities)	602.3	(16.4)	159.4	745.3

($ millions)	At January 1, 2018	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2018
Deferred income tax assets:
Decommissioning liability	361.3	—	(31.7)	329.6
Income tax losses carried forward	649.5	—	268.6	918.1
Share issue costs	10.2	—	(4.9)	5.3
Risk management contracts	33.5	—	(33.5)	—
Other	22.2	21.3	(27.2)	16.3
	1,076.7	21.3	171.3	1,269.3
Deferred income tax liabilities:
Property, plant and equipment	(1,417.5)	—	783.6	(633.9)
Risk management contracts	(17.0)	—	(16.1)	(33.1)
	(1,434.5)	—	767.5	(667.0)
Net deferred income tax assets (liabilities)	(357.8)	21.3	938.8	602.3

Disclosure of tax pools available
The approximate amounts of tax pools available as at December 31, 2019 and 2018 are as follows:

($ millions)	2019	2018
Tax pools:
Canada	7,691.8	8,389.0
United States	2,975.9	3,830.0
Total	10,667.7	12,219.0